Paul Hastings LLP

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telephone (415) 856-7000

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June 24, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Metropolitan West Funds - File Nos. 33-18737 and 811-07989

Ladies and Gentlemen:

We are counsel to the Metropolitan West Funds (the “Trust”), and hereby submit the enclosed Post-Effective Amendment No. 44 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) which is being filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

The purpose of this Amendment is to respond to the disclosure comments of the Commission’s staff disclosure reviewer, Mr. Kieran Brown, to the disclosure proposed with respect to a new series, the Floating Rate Income Fund, in previously filed Post-Effective Amendment No. 43. A separate comment response letter has been filed on or about this date. This Amendment also updates certain other information and reflects various other non-material changes.

We hereby represent our view that the Amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth

for PAUL HASTINGS LLP